SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		12/31/08

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$26,062

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 12/31/08
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	225	4908	SH	X				4908
AT&T Inc	00206R102	442	15495	SH	X				15495
AT&T Inc	00206R102	3	119	SH		X	X				119
Abbott Labs Com	002824100	484	9061	SH	X				9061
Abraxas Pete Corp	003830106	39	54500	SH	X				54500
Alliant Energy Corp	018802108	99	3388	SH	X				3388
Alliancebernstein Holding LP 	01881G106	21	1000	SH	X				1000
Altria Group Inc	02209S103	51	3375	SH	X				3375
American Elec Pwr Inc Com	025537101	62	1860	SH	X				1860
American Express Co Com	025816109	78	4200	SH	X				4200
Ameriprise Financial Inc	03706C106	8	360	SH	X				360
Amgen, Inc	031162100	85	1474	SH	X				1474
Anadarko Petroleum Corporation	032511107	41	1070	SH	X				1070
Apache Corp	037411105	122	1635	SH	X				1635
Applied Matls Inc Com	038222105	39	3899	SH	X				3899
Associated Banc Corp	045487105	22	1050	SH	X				1050
Atwood Oceanics Inc	050095108	224	14680	SH	X				14680
Automatic Data Processing Inc	053015103	132	3345	SH	X				3345
BP Amoco PLC ADR	055622104	203	4345	SH	X				4345
BT Group PLC ADR	05577E101	10	500	SH	X				500
Bank of New York Mellon Corp 	064058100	86	3037	SH	X				3037
Baxter International Inc	071813109	11	200	SH	X				200
Baxter International Inc	071813109	54	1000	SH		X	X				1000
Bed Bath & Beyond Inc	075896100	49	1936	SH	X				1936
Bemis Co	081437105	23	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	318	99	SH	X				99
Berkshire Hathaway Inc Del Cl B	084670207	80	25	SH		X	X		25
Best Buy Inc	086516101	89	3170	SH	X				3170
Blackrock Preferred Opportunity Trust	09249V103	79	10585	SH	X				10585
Blackrock Preferred Opportunity Trust	09249V103	9	1200	SH		X	X		1200
Blackrock Dividend Achievers	09250N107	87	10402	SH	X				10402
Boeing Co	097023105	17	400	SH	X				400
Bristol Myers Squibb Co 	110122108	10	425	SH	X				425
Buckeye Partners L P 	118230101	48	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	172	2268	SH	X				2268
Cas Medical Systems Inc	124769209	2	1000	SH	X				1000
CVS Corp	126650100	259	8998	SH	X				8998
Cedar Fair LP Depositary Unit	150185106	25	2000	SH	X				2000
Chesapeake Energy Corp	165167107	16	1000	SH	X				1000
Chevron	166764100	1252	16921	SH	X				16921
Chevron	166764100	28	383	SH		X	X		383
Cincinnati Financial Corp	172062101	5	171	SH	X				171
Cisco Systems Inc	17275R102	205	12570	SH	X				12570
Cintas Corp	172908105	4	152	SH	X				152
Citigroup Inc	172967101	83	12330	SH	X				12330
Coca-Cola Company	191216100	7	144	SH	X				144
Colgate Palmolive Co	194162103	99	1440	SH	X				1440
Conagra Inc 	205887102	12	700	SH	X				700
Conocophillips	20825C104	420	8111	SH	X				8111
Consolidated Edison Inc 	209115104	51	1300	SH	X				1300
Daktronics Inc	234264109	6	587	SH	X				587
Daktronics Inc	234264109	7	800	SH		X	X		800
Deere & Co	244199105	15	400	SH	X				400
Dell Inc Com	24702R101	3	268	SH	X				268
Diamonds Trust Series I	252787106	62	705	SH	 	X	X		 		705
Walt Disney Productions	254687106	79	3500	SH	X				3500
Walt Disney Productions	254687106	5	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	39	1080	SH	X				1080
Donnelley R R & Sons Co	257867101	11	800	SH	X				800
Dow Chemical  Co	260543103	329	21788	SH	X				21788
Dreyfus Municipal Income Inc	26201R102	30	4644	SH	X				4644
El Du Pont De Nemours & Co 	263534109	33	1306	SH	X				1306
Duke Energy Corporation 	26441C105	30	2028	SH	X				2028
EMC Corp Massachasetts	268648102	141	13460	SH	X				13460
Edwards Lifesciences Corp 	28176E108	5	100	SH	 	X	X		 		100
Emerson Electric Co 	291011104	231	6310	SH	X				6310
Emerson Electric Co 	291011104	81	2200	SH		X	X		400		1800
Enbridge Inc	29250N105	45	1400	SH	X				1400
Enterprise Products Partners LP	293792107	50	2400	SH	X				2400
Equifax Inc 	294429105	41	1540	SH	X				1540
Exelon Corp Com	30161N101	21	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	1866	23370	SH	X				23370
Exxon Mobil Corp 	30231G102	107	1345	SH		X	X				1345
FPL Group Inc	302571104	117	2325	SH	X				2325
Frontier Communications Corp	35906A108	35	4000	SH	X				4000
General Dynamics Corp	369550108	107	1865	SH	X				1865
General Electric Co 	369604103	536	33102	SH	X				33102
General Electric Co 	369604103	73	4500	SH		X	X		4500
Glaxosmithkline PLC-ADR	37733W105	8	200	SH	X				200
Glaxosmithkline PLC-ADR	37733W105	9	250	SH	 	X	X		250
Great Plains Energy Inc Com	391164100	33	1700	SH	X				1700
Halliburton Co 	406216101	163	8984	SH	X				8984
John Hancock Patriot Prem Div Fund II	41013T105	12	1713	SH	X				1713
John Hancock Preferred Income Fund	41013W108	76	5500	SH	X				5500
Harley Davidson Inc	412822108	14	825	SH	 	X	X		 		825
Heinz H J Co 	423074103	19	500	SH	X				500
Hewlett-Packard Inc 	428236103	38	1045	SH	X				1045
Hologic Inc	436440101	13	1000	SH	X				1000
Home Depot Inc	437076102	152	6607	SH	X				6607
Honda Motor Co Limited	438128308	20	940	SH	 	X 	X		 		940
Honeywell International Inc 	438516106	10	305	SH	X				305
Hormel Foods Corporation	440452100	47	1500	SH		X	X		1500
Hospira Inc	441060100	10	356	SH	X				356
ITT Industries Inc	450911102	68	1484	SH	X				1484
Illinois Tool Works Inc	452308109	66	1875	SH	X				1875
Intel Corp	458140100	117	7980	SH	X				7980
Integrys Energy Group Inc	45822P105	43	1000	SH	X				1000
International Business Machines 	459200101	330	3925	SH	X				3925
International Business Machines 	459200101	51	600	SH		X	X		200		400
IShares DJ Select Dividend	464287168	51	1240	SH	X				1240
IShares Tr US Tips Bd Fd	464287176	8	85	SH	X				85
IShares MSCI Emerging Markets	464287234	29	1164	SH	X				1164
IShares Natural Resources	464287374	69	2712	SH	X				2712
Ishares S&P 500/barra Value Index Fund	464287408	158	3503	SH	X				3503
IShares Msci Eafe Index Fund	464287465	166	3708	SH	X				3708
IShares Russell Midcap Value Exchange-Traded Fund	464287473	55	1945	SH	X				1945
IShares Russell MidCap Growth	464287481	65	2080	SH	X				2080
IShares Russell MidCap Index	464287499	226	3790	SH	X				3790
IShares Russell MidCap Index	464287499	11	191	SH		X	X		191
IShares Cohen & Steers Rlty	464287564	44	989	SH	X				989
IShares Russell 1000 Value	464287598	29	589	SH	X				589
IShares Russell 1000 Value	464287598	8	158	SH	 	X	X		158
IShares Russell 1000 Growth Index Fund	464287614	2591	69914	SH	X				69914
IShares Russell 1000 Growth Index Fund	464287614	79	2129	SH		X	X		2129
IShares Russell 2000 Value	464287630	5	110	SH	X				110
I Shares S&P Small Cap 600	464287804	159	3623	SH	X				3623
I Shares S&P Small Cap 600	464287804	11	250	SH		X	X		250
IShares S&P GSCI Commodity I	46428R107	71	2468	SH	X				2468
J P Morgan Chase & Co Com	46625H100	113	3579	SH	X				3579
Johnson & Johnson 	478160104	377	6294	SH	X				6294
Kellogg Co 	487836108	44	1010	SH	X				1010
Kimberly-Clark Corp	494368103	107	2019	SH	X				2019
Kimberly-Clark Corp	494368103	41	780	SH		X	X				780
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	102	2233	SH	X				2233
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	4	88	SH	X				88
Lockheed Martin Corp	539830109	20	240	SH	 	X	X		 		240
Lowes Companies Inc	548661107	5	248	SH	X				248
MDU Res Group Inc 	552690109	22	1012	SH	X				1012
Marathon Oil Corp	565849106	5	200	SH	X				200
Mattel Inc	577081102	76	4720	SH	X				4720
McDonalds Corp 	580135101	154	2484	SH	X				2484
McKesson HBOC Inc 	58155Q103	16	415	SH	X				415
Medco Health Solutions Inc Com	58405U102	1	24	SH	X				24
Medtronic Inc 	585055106	127	4047	SH	X				4047
Mentor Corporation (MN)	587188103	124	4000	SH	 	X	X		 		4000
Microsoft Corp 	594918104	194	9977	SH	X				9977
Microchip Technology Inc	595017104	21	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	521	5358	SH	X				5358
Midcap SPDR Trust Series 1	595635103	140	1445	SH		X	X		1445
MoneyGram International Inc	60935Y109	1	1208	SH	X				1208
Motorola Inc 	620076109	11	2550	SH	X				2550
National Fuel Gas Company	636180101	184	5875	SH	X				5875
Nike	654106103	51	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	27	1700	SH	X				1700
Nucor Corp	670346105	13	280	SH	X				280
Nuveen Performance Plus Municipal Fund #3043	67062P108	23	2000	SH	X				2000
Nuveen California Tax-Free Income Portfolio	67063R103	12	1000	SH	X				1000
Nuveen Select Tax Free Income III	67063X100	35	2600	SH	X				2600
Oracle Corp	68389X105	134	7570	SH	X				7570
PNC Financial Services Group Inc	693475105	5	100	SH	X				100
PPG Industries Inc	693506107	3	79	SH	X				79
PPG Industries Inc	693506107	135	3175	SH	 	X	X		3175
Peabody Energy Corp	704549104	7	300	SH	X				300
Pengrowth Energy Trust	706902509	15	2000	SH	X				2000
Pepsico Inc	713448108	362	6614	SH	X				6614
Pepsico Inc	713448108	216	3939	SH		X	X		200		3739
Pfizer Inc 	717081103	107	6039	SH 	X				6039
Pfizer Inc 	717081103	11	600	SH		X	X				600
Philip Morris Intl	718172109	147	3375	SH	X				3375
Plum Creek Timber Company Inc 	729251108	10	300	SH	X				300
Powershares QQQ Trust	73935A104	5	160	SH	X				160
Procter & Gamble Co	742718109	1160	18757	SH	X				18757
Procter & Gamble Co	742718109	259	4195	SH		X	X		4195
Provident Energy Trust	74386K104	13	3000	SH	X				3000
Qualcomm Inc 	747525103	424	11829	SH	X				11829
Raven Industries Inc	754212108	380	15740	SH	X				15740
Raven Industries Inc	754212108	53	2215	SH		X	X		2215
Royal Dutch Shell ADR 	780259107	12	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	101	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	135	1887	SH	X				1887
Standard & Poors Dep Rec Amex Index	78462F103	543	6015	SH	X				6015
Standard & Poors Dep Rec Amex Index	78462F103	138	1535	SH		X	X		1535
SPDR Gold Trust	78463V107	38	435	SH	X				435
St Jude Medical Inc	790849103	7	200	SH	X				200
Schering Plough Corp	806605101	7	400	SH	X				400
Schlumberger Ltd 	806857108	38	890	SH	X				890
Sempra Energy 	816851109	165	3867	SH	X				3867
A O Smith Corp	831865209	78	2630	SH	X				2630
Southern Co 	842587107	245	6628	SH	X				6628
Spain Fund Inc	846330108	11	2000	SH	X				2000
Sprint Corp	852061100	4	2400	SH	X				2400
TCF Financial Corp	872275102	142	10400	SH	 	X	X		 		10400
Teppco Partners LP	872384102	23	1200	SH	X				1200
Target Corp 	87612E106	14	400	SH	X				400
Teva Pharmaceutical Inds Ltd Adr	881624209	142	3330	SH	X				3330
Textron Inc 	883203101	3	210	SH	 	X	X		 		210
3M Co	88579Y101	99	1726	SH	X				1726
Toll Brothers Inc	889478103	71	3300	SH	X				3300
Travelers Cos Inc	89417E109	41	915	SH	X				915
UGI Corp New 	902681105	73	3000	SH	X				3000
US Bancorp	902973304	111	4429	SH	X				4429
Union Pacific Corp	907818108	214	4480	SH	X				4480
United Technologies Corp 	913017109	214	3987	SH	X				3987
VanKampen Trust Investment Grade Municipal	920929106	31	3452	SH	X				3452
Vanguard Emerging Markets VIPERS ETF	922042858	10	432	SH	 	X	X		432
Vectren Corp 	92240G101	140	5600	SH 	X				5600
Vanguard Reit Viper ETR	922908553	10	270	SH	X				270
Vanguard Small-Cap Vipers	922908751	30	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	107	2389	SH	X				2389
Verizon Communications Com	92343V104	226	6671	SH	X				6671
Wal Mart Stores Inc	931142103	107	1907	SH	X				1907
Walgreen Co 	931422109	42	1756	SH	X				1756
Wells Fargo & Co	949746101	878	29786	SH	X				29786
Wells Fargo & Co	949746101	140	4732	SH	 	X	X		4732
Weyerhaeuser Co 	962166104	11	370	SH	X				370
Williams Companies Inc	969457100	3	250	SH	X				250
Wyeth 	983024100	24	639	SH	X				639
Xcel Energy Inc Com	98389B100	300	16195	SH	X				16195
Yum Brands Inc	988498101	3	120	SH	X				120
Yum Brands Inc	988498101	7	232	SH		X	X				232
Daimler Ag	D1668R123	9	249	SH	 	X	X		 		249
Garmin Corporation	G37260109	32	1690	SH	X				1690
Ingersoll-Rand Company Ltd Cl A	G4776G101	35	2000	SH 	X				2000
		26062